United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  September 30, 2010

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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                                                 Toth Financial Advisory Corporation
                                                              FORM 13F
                                                         September 30, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579y101      443  5112.60 SH       Sole                                    5112.60
AFLAC, Inc.                    COM              001055102     4307 83289.22 SH       Sole                                   83289.22
AT&T Corporation               COM              00206r102      601 21017.67 SH       Sole                                   21017.67
Abbott Laboratories            COM              002824100     2714 51959.00 SH       Sole                                   51959.00
Accenture LTD Cl A             COM              g1151c101      838 19720.00 SH       Sole                                   19720.00
Alliance Bankshares Corporatio COM              018535104      151 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      207  8602.00 SH       Sole                                    8602.00
American Express Company       COM              025816109     1034 24590.00 SH       Sole                                   24590.00
Bank America Corporation       COM              060505104      743 56730.03 SH       Sole                                   56730.03
Bed Bath & Beyond, Inc.        COM              075896100      277  6390.00 SH       Sole                                    6390.00
CVS Corporation DEL            COM              126650100     2142 68066.00 SH       Sole                                   68066.00
Caterpillar Inc.               COM              149123101      459  5835.00 SH       Sole                                    5835.00
China Networks International   COM              G21125102        3 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102      357  5499.00 SH       Sole                                    5499.00
Cisco Systems, Inc.            COM              17275r102     3045 139048.00SH       Sole                                  139048.00
Citigroup, Inc.                COM              172967101       45 11524.00 SH       Sole                                   11524.00
Clorox Company                 COM              189054109     1712 25645.00 SH       Sole                                   25645.00
Coca Cola Co                   COM              191216100     1980 33828.00 SH       Sole                                   33828.00
Colgate-Palmolive              COM              194162103     2932 38152.00 SH       Sole                                   38152.00
Corning, Inc.                  COM              219350105     1186 64896.00 SH       Sole                                   64896.00
Danaher Corp. Del              COM              235851102      201  4940.00 SH       Sole                                    4940.00
Equifax Inc.                   COM              294429105      526 16855.00 SH       Sole                                   16855.00
Exxon-Mobil Corporation        COM              30231G102      378  6112.00 SH       Sole                                    6112.00
Fiserv, Inc.                   COM              337738108     1840 34189.00 SH       Sole                                   34189.00
Flextronics International LTD  COM              y2573f102     1214 201060.00SH       Sole                                  201060.00
General Dynamics Corporation   COM              369550108      692 11025.00 SH       Sole                                   11025.00
General Electric Company       COM              369604103     2336 143731.64SH       Sole                                  143731.64
General Mills, Inc.            COM              370334104      758 20740.00 SH       Sole                                   20740.00
H.J. Heinz Company             COM              423074103     1337 28230.00 SH       Sole                                   28230.00
Hewlett Packard Company        COM              428236103     2034 48355.00 SH       Sole                                   48355.00
Home Depot, Inc.               COM              437076102      228  7207.00 SH       Sole                                    7207.00
Intel Corporation              COM              458140100     2286 119077.77SH       Sole                                  119077.77
International Business Machine COM              459200101     3896 29041.00 SH       Sole                                   29041.00
J.P. Morgan Chase & Co.        COM              46625H100      266  6985.00 SH       Sole                                    6985.00
Jabil Circut, Inc.             COM              466313103     1763 122320.00SH       Sole                                  122320.00
Johnson & Johnson              COM              478160104     3865 62381.81 SH       Sole                                   62381.81
KAT Exploration Inc.           COM                               2 20000.00 SH       Sole                                   20000.00
Kellogg                        COM              487836108      451  8922.00 SH       Sole                                    8922.00
Kimberly-Clark Corporation     COM              494368103     1010 15530.00 SH       Sole                                   15530.00
Knight Transportation, Inc.    COM              499064103      513 26549.00 SH       Sole                                   26549.00
Kraft Foods, Inc. CL A         COM              50075n104      218  7052.00 SH       Sole                                    7052.00
L-3 Communications Holdings, I COM              502424104      333  4605.00 SH       Sole                                    4605.00
Lincoln Elec Holdings, Inc.    COM              533900106      487  8420.00 SH       Sole                                    8420.00
Lowes Companies, Inc.          COM              548661107      443 19855.00 SH       Sole                                   19855.00
Mako Surgical Corporation      COM              560879108      543 56665.00 SH       Sole                                   56665.00
McDonalds Corporation          COM              580135101      934 12530.00 SH       Sole                                   12530.00
Medtronic, Inc.                COM              585055106     2507 74655.00 SH       Sole                                   74655.00
Microsoft Corporation          COM              594918104     1110 45316.00 SH       Sole                                   45316.00
Novartis                       COM              66987V109      577 10000.00 SH       Sole                                   10000.00
O'Reilly Automotive, Inc.      COM              686091109     1445 27170.00 SH       Sole                                   27170.00
Oracle Corporation             COM              68389x105     2060 76716.00 SH       Sole                                   76716.00
Oshkosh Truck Corporation      COM              688239201      422 15345.00 SH       Sole                                   15345.00
Patterson Companies            COM              703395103     1278 44595.00 SH       Sole                                   44595.00
Pepsico, Inc.                  COM              713448108     2665 40111.94 SH       Sole                                   40111.94
Pfizer, Inc.                   COM              717081103      773 44992.00 SH       Sole                                   44992.00
Phillip Morris International   COM              718172109      514  9175.00 SH       Sole                                    9175.00
Procter & Gamble               COM              742718109     2619 43668.00 SH       Sole                                   43668.00
Prudential Financial, Inc.     COM              744320102      497  9175.00 SH       Sole                                    9175.00
Quest Diagnostic, Inc.         COM              74834l100      435  8623.00 SH       Sole                                    8623.00
ReGen Biologics                COM              75884M104        3 21852.00 SH       Sole                                   21852.00
Stryker Corporation            COM              863667101     3137 62678.31 SH       Sole                                   62678.31
Sysco Corporation              COM              871829107     1592 55813.00 SH       Sole                                   55813.00
Target Corporation             COM              87612e106      345  6456.00 SH       Sole                                    6456.00
Technitrol, Inc.               COM              878555101      865 196040.00SH       Sole                                  196040.00
Wal-Mart Stores                COM              931142103     2455 45866.00 SH       Sole                                   45866.00
Walgreen Co.                   COM              931422109     1641 48973.00 SH       Sole                                   48973.00
Wells Fargo & Company New      COM              949740104      606 24147.00 SH       Sole                                   24147.00
Barclays Bank Commodity Index                   06738c778      338  7990.00 SH       Sole                                    7990.00
Consumer Discretionary Secto (                  81369y407     3186 95360.00 SH       Sole                                   95360.00
Consumer Staples Sector (SPDR)                  81369Y308     1048 37585.00 SH       Sole                                   37585.00
DJ Transportation Index (iShar                  464287192     3686 45144.00 SH       Sole                                   45144.00
DJ US Regional Banks Index Fun                  464288778     1815 84123.00 SH       Sole                                   84123.00
Dow Jones US Telecom (iShares)                                1690 77580.00 SH       Sole                                   77580.00
Financial Sector (SPDR)                         81369y605     2265 157912.00SH       Sole                                  157912.00
Healthcare Sector (SPDR)                        81369Y209      738 24195.00 SH       Sole                                   24195.00
Industrials Sector (SPDR)                       81369y704     3247 103794.00SH       Sole                                  103794.00
Internet HOLDRS                                 46059w102      688 10800.00 SH       Sole                                   10800.00
KBW Insurance Index (SPDR)                      78464a789     2960 74961.00 SH       Sole                                   74961.00
MSCI Canada Index (iShares)                                    637 22740.00 SH       Sole                                   22740.00
MSCI Hong Kong Index (iShares)                  464286871      927 51075.00 SH       Sole                                   51075.00
MSCI Mexico Investable Mkt Idx                                 546 10310.00 SH       Sole                                   10310.00
MSCI Singapore Index (iShares)                  464286673     1732 131025.00SH       Sole                                  131025.00
MSCI Taiwan Index (iShares)                     464286731      896 66115.00 SH       Sole                                   66115.00
Pharmaceutical HOLDRS                           71712A206      369  5700.00 SH       Sole                                    5700.00
PowerShares Preferred                                         2182 150880.00SH       Sole                                  150880.00
QQQ (ProShares Ultra)                           74347r206     3939 59420.00 SH       Sole                                   59420.00
Real Estate (ProShares Ultra)                   74347R677      769 17276.00 SH       Sole                                   17276.00
Regional Bank HOLDRS                            75902e100      915 12500.00 SH       Sole                                   12500.00
Retail HOLDRS                                   76127u101      326  3300.00 SH       Sole                                    3300.00
Russell Microcap Index (iShare                  464288869     2054 48915.00 SH       Sole                                   48915.00
S&P 500 (ProShares Ultra)                       74347r107     3108 78947.00 SH       Sole                                   78947.00
S&P 500 (SPDR)                                  78462F103      368  3222.00 SH       Sole                                    3222.00
S&P GSSI Semiconductor (iShare                  464287523      405  8560.00 SH       Sole                                    8560.00
S&P Homebuilders (SPDR)                         78464a888      803 50840.00 SH       Sole                                   50840.00
S&P Latin America 40 Index (iS                  464287390      354  7000.00 SH       Sole                                    7000.00
S&P Retail (SPDR)                                             1095 26180.00 SH       Sole                                   26180.00
Semiconductor HOLDRS                            816636203     1247 45000.00 SH       Sole                                   45000.00
Technology (ProShares Ultra)                    74347R693     1206 23425.00 SH       Sole                                   23425.00
Technology Sector (SPDR)                        81369y803     3086 134045.00SH       Sole                                  134045.00
Utilities Sector (SPDR)                         81369Y886     2654 84580.00 SH       Sole                                   84580.00
Vanguard Emerging Markets                       922042858     2877 63280.00 SH       Sole                                   63280.00
Vanguard Energy ETF                             92204a306      357  4320.00 SH       Sole                                    4320.00
Vanguard Mid-Cap Index                          922908629      311  4695.00 SH       Sole                                    4695.00
Vanguard REIT                                   922908553     3195 61349.00 SH       Sole                                   61349.00
Water Resources Portfolio (Pow                  73935x575      628 37955.00 SH       Sole                                   37955.00
iShares MSCI South Korea Index                                 840 15705.00 SH       Sole                                   15705.00
20+ Year Treasury (ProShares U                  74347R297     2382  76234.0 SH       Sole                                    76234.0
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      118 17438.89 SH       Sole                                   17438.89
American Century Livestrong 20                  02507F696      206 21440.39 SH       Sole                                   21440.39
Growth Fund of America - Class                  399874882     1087 39300.54 SH       Sole                                   39300.54
Growth Fund of America CL F                     399874403      431 15605.23 SH       Sole                                   15605.23
Metlife Stable Value                            000000000        0 28411.53 SH       Sole                                   28411.53
Perkins MidCap Value INV Share                  471023598      374 18099.85 SH       Sole                                   18099.85
Pimco Total Return Administrat                  693390726      187 16786.23 SH       Sole                                   16786.23
RS Global Natural Resources Fu                  74972H705      658 20652.48 SH       Sole                                   20652.48
Schwab Municipal Money Fund -                                 9000 9000000.00SH      Sole                                 9000000.00
Janus Aspen Balanced Portfolio                  000000000     2020 180433.4390SH     Sole                                180433.4390
Pimco VIT Low Duration Portfol                  000000000      185 14540.5240SH      Sole                                 14540.5240
Seligman Communication and Inf                  000000000      336 27050.0610SH      Sole                                 27050.0610
AZL BlackRock Capital Apprecia                  000000000      111 11391.4131SH      Sole                                 11391.4131
Allianz Index Annuity                           000000000       11 10936.4300SH      Sole                                 10936.4300
Fixed Period Account                            000000000       23 23214.4800SH      Sole                                 23214.4800
USAllianz Charter                               000000000      219 218617.0000SH     Sole                                218617.0000
Fidelity VIP Equity Income                      000000000       58 20373.1906SH      Sole                                 20373.1906
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       83 12823.7874SH      Sole                                 12823.7874
REPORT SUMMARY                127 DATA RECORDS              158340            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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